Share-Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Share-based Payment Arrangement [Abstract]
Volatility	75.67%	71.80%
Risk-free interest rate	2.63%	2.32%
Dividend yield	0.00%	0.00%
Expected life	4 years 9 months 18 days	3 years 8 months 9 days